MAIN BUYWRITE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 113.4%
	EQUITY - 112.0%
508,600	Invesco Nasdaq 100 ETF(a)				$ 144,081,294
260,100	iShares Core S&P 500 ETF(a)				195,158,232
2,802,700	State Street Energy Select Sector SPDR ETF(a)				166,900,785
2,556,200	State Street Financial Select Sector SPDR ETF(a)				145,550,028
789,100	State Street Health Care Select Sector SPDR ETF(a)				128,268,205
6,102,980	State Street SPDR Portfolio S&P 500 ETF(a)				536,451,942
3,076,700	State Street Utilities Select Sector SPDR ETF(a)				136,451,645
					1,452,862,131
	FIXED INCOME - 1.4%
183,988	iShares 0-5 Year TIPS Bond ETF(a)				18,649,023

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,332,893,351)				1,471,511,154

	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
13,448,032	State Street Institutional Treasury Money Market Fund, Premier Class, 3.63% (Cost $13,448,032)(b)				13,448,032

	TOTAL INVESTMENTS - 114.4% (Cost $1,346,341,383)				$ 1,484,959,186
	CALL OPTIONS WRITTEN - (14.5)% (Premiums received - $147,836,743)				(188,014,571)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%				964,286
	NET ASSETS - 100.0%				$ 1,297,908,901

Contracts(c)
	WRITTEN EQUITY OPTIONS - (6.6)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (6.6)%
5,086	Invesco Nasdaq 100 ETF	12/18/2026	$ 270	$ 137,322,000	$ 14,164,510
40	iShares Core S&P 500 ETF	12/18/2026	700	2,800,000	290,800
24,806	State Street Energy Select Sector SPDR ETF	12/31/2026	48	119,068,800	30,759,440
3,221	State Street Energy Select Sector SPDR ETF	12/31/2026	52	16,749,200	2,898,900
25,562	State Street Financial Select Sector SPDR ETF	12/18/2026	53	135,478,600	14,506,435
7,891	State Street Health Care Select Sector SPDR ETF	12/18/2026	145	114,419,500	16,334,370
30,767	State Street Utilities Select Sector SPDR ETF	12/18/2026	44	135,374,800	6,861,041
	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $66,925,927)				85,815,496

MAIN BUYWRITE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Contracts(c)
	WRITTEN INDEX OPTIONS - (7.9)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (7.9)%
335	S&P 500 Index	12/18/2026	$ 7,000	$234,500,000	23,513,650
637	S&P 500 Index	12/18/2026	6,400	407,680,000	78,685,425
	TOTAL INDEX OPTIONS WRITTEN (Premiums received - $80,910,816)				102,199,075
	TOTAL OPTIONS WRITTEN (Premiums received - $147,836,743)				$188,014,571

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of July 31, 2026, the fair value of the securities held as collateral was $1,453,221,959.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2026.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.